Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000170037_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%
C000170037_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%
C000170037_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%
C000103368_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000103368_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000103368_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.68%
C000177585_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%
C000177585_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%
C000177585_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%
C000170033_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%
C000170033_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%
C000170033_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%
C000177589_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000177589_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000177589_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%
C000103373_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%
C000103373_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.12%
C000103373_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.68%
C000203457_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%
C000203457_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%
C000203457_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%
C000170037_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%
C000170037_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.99%
C000170037_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.16%
C000170037_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000170037_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.00%
C000170037_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%
C000103368_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%
C000103368_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.96%
C000103368_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.81%
C000103368_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000103368_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.96%
C000103368_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.81%
C000177585_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%
C000177585_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.99%
C000177585_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%
C000177585_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000177585_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.96%
C000177585_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%
C000170033_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.46%
C000170033_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.20%
C000170033_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.78%
C000170033_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%
C000170033_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.23%
C000170033_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%
C000177589_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%
C000177589_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.98%
C000177589_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%
C000177589_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
C000177589_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000177589_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000103373_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.03%
C000103373_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.98%
C000103373_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.47%
C000103373_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%
C000103373_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.88%
C000103373_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.32%
C000203457_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%
C000203457_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.23%
C000203457_NoLoadClassMember_2024-05-01_2025-04-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%
C000203457_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%
C000203457_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.23%
C000203457_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%